Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,414,422.12
Total Fee Amount	471.05
Total Offset Amount	0.00
Net Fee	$ 471.05
Offering Table N/A
Offset Table N/A	N/A